As filed with the Securities and Exchange      File No. 33-80750
Commission on January 29, 1997                 File No. 811-8582


--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 7 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
        Variable Annuity Account I of Aetna Insurance Company of America
                           (Exact Name of Registrant)

                       Aetna Insurance Company of America
                               (Name of Depositor)

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (860) 273-7834

                            Susan E. Bryant, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for fiscal year ended December 31, 1996 on or before February 28, 1997.

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

FORM N-4                                  LOCATION - PROSPECTUS DATED MAY 1, 1996
ITEM NO.       PART A (PROSPECTUS)         AND AS AMENDED BY SUPPLEMENT DATED
                                                   JANUARY 29, 1997

 1   Cover Page................................   Cover Page

 2   Definitions...............................   Definitions

 3   Synopsis..................................   Prospectus Summary; Fee Table

 4   Condensed Financial Information...........   Condensed Financial Information

 5   General Description of Registrant,
     Depositor, and Portfolio Companies........   The Company; Variable Annuity Account I;
                                                  Investment Options - The Funds and
                                                  as amended

 6   Deductions and Expenses...................   Charges and Deductions; Miscellaneous -
                                                  Distribution

 7   General Description of Variable
     Annuity Contracts.........................   Purchase; Transfers; Miscellaneous

 8   Annuity Period............................   Annuity Period

 9   Death Benefit.............................   Death Benefit During Accumulation Period

10   Purchases and Contract Value..............   Purchase; Contract Valuation

11   Redemptions...............................   Withdrawals; Purchase Right to Cancel;
                                                  Additional Withdrawal Options

12   Taxes.....................................   Tax Status

13   Legal Proceedings.........................   Miscellaneous - Legal Matters and
                                                  Proceedings

14   Table of Contents of the Statement
     of Additional Information.................   Contents of the Statement of Additional
                                                  Information







FORM N-4        PART B                            LOCATION - STATEMENT OF ADDITIONAL
ITEM NO.        (STATEMENT OF ADDITIONAL          INFORMATION DATED MAY 1, 1996, AND AS
                INFORMATION)                      AMENDED BY SUPPLEMENT DATED
                                                  JANUARY 29, 1997
15   Cover Page................................   Cover page

16   Table of Contents.........................   Table of Contents

17   General Information and History...........   General Information and History

18   Services..................................   General Information and History;
                                                  Independent Auditors

19   Purchase of Securities Being Offered......   Offering and Purchase of Contracts

20   Underwriters..............................   Offering and Purchase of Contracts

21   Calculation of Performance Data...........   Performance Data and as amended

22   Annuity Payments..........................   Annuity Payments

23   Financial Statements......................   Financial Statements of the Separate
                                                  Account and as amended; Financial
                                                  Statements of the Company and as amended



                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PART A AND PART B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 7, respectively, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-80750), as filed electronically on April 22, 1996.

                           VARIABLE ANNUITY ACCOUNT I
                       Aetna Insurance Company of America

      Supplement dated January 29, 1997 to the Prospectus dated May 1, 1996

  Aetna Growth Plus - Group and Individual Deferred Variable Annuity Contracts

The information in this supplement updates and amends the information contained in the Prospectus dated May 1, 1996 (the "Prospectus") and should be read with that Prospectus.

As of the date of this supplement, subject to applicable regulatory authorization, the Federated Equity Income Fund II is available as an investment option under the variable annuity contract described in the Prospectus.

The description of the Federated Equity Income Fund II is as follows:

 (bullet) Federated Equity Income Fund II seeks to provide above average income and capital appreciation. The Fund attempts to achieve its objectives by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook.

Please refer to the fund prospectus for more comprehensive information about the investment options.

FEE TABLE

The following information amends the "Annual Expenses of the Funds" and "Hypothetical Illustrations" sections of the Fee Table to include information for the new investment option. Please also refer to the table of Separate Account Annual Expenses in the Fee Table in the Prospectus, which also applies to the new investment option.

Annual Expenses of the Funds
                                                                 Total Fund
                 Investment                Other Expenses     Annual Expenses
                  Advisory                 (After Expense      (After Expense
                    Fees      12b-1 Fees   Reimbursement)      Reimbursement)
                    ----      ----------   --------------      --------------
Federated Equity
Income Fund II     0.00%(1)    0.00%(2)        0.85%(3)            0.85%(3)

(1) The estimated investment advisory fee has been reduced to reflect the anticipated voluntary waiver of the investment advisory fee. The adviser can terminate this voluntary waiver at any time at it sole discretion. The maximum investment advisory fee is 0.75%.

(2) The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ending December 31, 1997. If the Fund were paying or accruing the 12b-1 fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. "See Fund Information" in the Fund prospectus.

(3) The other expenses and the total operating expenses are estimated to be 1.07% and 1.82% respectively absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses.

Total Fund operating expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1997. During the course of this period, expenses may be more or less than the average amount shown.


Form No: AICAGP-1

Hypothetical Illustration

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.016%.

                            EXAMPLE A                      EXAMPLE B
                     If you withdraw your entire   If you do not withdraw your
                     Account Value at the end of   Account Value, or if you
                     the periods shown, you would  annuitize at the end of the
                     pay the following expenses,   periods shown, you would pay
                     including any applicable      the following expenses, (no
                     deferred sales charge:        deferred sales charge is
                                                   reflected):

                       1      3     5      10         1      3     5      10
                     year   years  years  years     year   years  years  years
                     ----   -----  -----  -----     ----   -----  -----  -----
Federated  Equity
Income Fund II       $74    $104   $138   $260      $23     $71   $121   $260



Form No: AICAGP-1

The following information amends the "Condensed Financial Information" section.

                         CONDENSED FINANCIAL INFORMATION

    (Selected data for accumulation units outstanding throughout each period)

The condensed financial information presented below for the period ended December 31, 1996 is derived from the financial statements of the Separate Account.

                                                                 Unaudited
                                                                    1996
                                                                 ----------
FEDERATED AMERICAN LEADERS FUND II
Value at beginning of period                                     $11.378
Value at end of period                                           $13.639
Increase (decrease) in value of accumulation unit(1)             19.87%
Number of accumulation units outstanding at end of period        4,255,332.8

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period                                     $10.521
Value at end of period                                           $10.809
Increase (decrease) in value of accumulation unit(1)             2.74%
Number of accumulation units outstanding at end of period        227,252.1

FEDERATED GROWTH STRATEGIES FUND II
Value at beginning of period                                     $10.277
Value at end of period                                           $12.596
Increase (decrease) in value of accumulation unit(1)             22.57%
Number of accumulation units outstanding at end of period        770,060.1

FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period                                     $10.576
Value at end of period                                           $11.920
Increase (decrease) in value of accumulation unit(1)             12.71%
Number of accumulation units outstanding at end of period        972,453.6

FEDERATED INTERNATIONAL EQUITY FUND II
Value at beginning of period                                     $10.229
Value at end of period                                           $10.924
Increase (decrease) in value of accumulation unit(1)             6.80%
Number of accumulation units outstanding at end of period        1,037,619.3

FEDERATED PRIME MONEY FUND II
Value at beginning of period                                     $10.180
Value at end of period                                           $10.515
Increase (decrease) in value of accumulation unit(1)             3.29%
Number of accumulation units outstanding at end of period        333,599.8

FEDERATED UTILITY FUND II
Value at beginning of period                                     $11.238
Value at end of period                                           $12.361
Increase (decrease) in value of accumulation unit(1)             9.99%
Number of accumulation units outstanding at end of period        1,078,803.0


--------------------------------------------------------------------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit Value from the ending Accumulation Unit Value during a calendar year, and dividing the result by the beginning Accumulation Unit Value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

Form No: XAICAGP-1

                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                       AETNA INSURANCE COMPANY OF AMERICA

                                AICA Growth Plus

    Supplement dated January 29, 1997 to Statement of Additional Information
                                dated May 1, 1996

The information in this supplement updates and amends the information contained in the Statement of Additional Information dated May 1, 1996 (the "Statement") and should be read with that Statement. Capitalized terms are defined in the Statement or in the Prospectus.

The following infomation is added to the section entitled "Variable Annuity Account I" on page 2 of the Statement:

         Federated Equity Income Fund II


The following information amends the "Average Annual Total Return Quotations" section on page 3 of the Statement:

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized

The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccounts available under the Contract. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an asterisk).

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           FUND
         ($30 MAINTENANCE FEE)                      STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                           DATE
-----------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT                1  Year    5 Years     10 Years    1 Year      3 Years    5 Years   10 Years
-----------------------------------------------------------------------------------------------------------------------------------
 Federated American Leaders Fund II        12.66%     15.37%       n/a        19.85%      16.38%*    n/a        n/a      02/10/94
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
 Securities II                             (3.44%)     2.69%*      n/a         2.72%       4.11%*    n/a        n/a      03/28/94
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Growth Strategies Fund II       15.20%     17.85%*      n/a        22.55%      21.91%*    n/a        n/a      11/01/95
-----------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II         5.93%      7.71%*      n/a        12.69%       8.94%*    n/a        n/a      03/01/94
-----------------------------------------------------------------------------------------------------------------------------------
 Federated International Equity Fund II     0.37%      2.47%*      n/a         6.78%       5.27%*    n/a        n/a      04/04/95
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Prime Money Fund II             (2.92%)     1.52%*      n/a         3.28%       3.43%*    n/a        n/a      11/14/94
-----------------------------------------------------------------------------------------------------------------------------------
 Federated Utility Fund II                  3.38%      7.65%*      n/a         9.98%       8.86%*    n/a        n/a      02/10/94
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

Form No. XSAIAICAGP-1

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1996 (unaudited):

ASSETS:
Investments, at net asset value: (Note 1)
  Aetna Variable Fund; 118,220 shares (cost $3,972,310) ............. $3,829,309
  Aetna Income Shares; 79,477 shares (cost $1,025,028) ..............  1,003,244
  Aetna Variable Encore Fund; 635,111 shares (cost $8,317,770) ......  8,379,376
  Aetna Investment Advisers Fund, Inc.; 46,476 shares
      (cost $686,701) ...............................................    702,615
  Aetna Ascent Variable Portfolio; 92,327 shares (cost $1,108,682) .. 1,165,108 Aetna Crossroads Variable Portfolio; 6,406 shares (cost $77,022) .. 76,740
  Aetna Legacy Variable Portfolio; 8,918 shares (cost $103,947) .....    100,364
  Aetna Variable Index Plus Portfolio; 2,964 shares (cost $33,107) .. 32,321 Alger American Funds:
    Balanced Portfolio; 54,958 shares (cost $488,764) ...............    507,815
    Growth Portfolio; 188,312 shares (cost $6,133,738) ..............  6,464,740
    Income and Growth Portfolio; 76,873 shares (cost $604,086) ......    647,270
    Leveraged AllCap Portfolio; 103,955 shares (cost $1,958,838) ....  2,012,567
    MidCap Portfolio; 192,140 shares (cost $3,929,732) ..............  4,102,199
    Small Capitalization Portfolio; 171,234 shares
      (cost $7,045,821) .............................................  7,005,171
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio; 563,735 shares (cost $11,091,451) ...... 11,855,352
    Growth Portfolio; 305,971 shares (cost $9,188,009) ..............  9,527,933
    High Income Portfolio; 218,647 shares (cost $2,638,083) .........  2,737,458
    Overseas Portfolio; 70,166 shares (cost $1,255,226) .............  1,321,928
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio; 71,870 shares (cost $1,159,980) ........  1,216,766
    Contrafund Portfolio; 395,008 shares (cost $6,102,472) ..........  6,541,331
    Index 500 Portfolio; 54,852 shares (cost $4,513,469) ............  4,888,997
    Investment Grade Bond Portfolio; 36,653 shares (cost $438,309) .. 448,634 Federated Insurance Series:
    American Leaders Fund II; 3,803,235 shares (cost $50,964,321).... 58,037,362
    Growth Strategies Fund II; 765,678 shares (cost $8,910,410)......  9,800,678
    High Income Bond Fund II; 1,131,975 shares (cost $11,148,554).... 11,591,426
    International Equity Fund II; 1,015,711 shares
      (cost $10,735,477)............................................. 11,335,329
    Prime Money Fund II; 3,507,665 shares (cost $3,507,665)..........  3,507,665
    U.S. Government Securities II; 243,454  shares
      (cost $2,456,653)..............................................  2,456,452
    Utility Fund II; 1,129,147 shares (cost $12,228,743)............. 13,335,221
  Janus Aspen Series:
    Aggressive Growth Portfolio; 150,999 shares (cost $2,736,309)....  2,754,214
    Balanced Portfolio; 134,540 shares (cost $1,940,432).............  1,987,150
    Flexible Income Portfolio; 34,999 shares (cost $387,419).........    393,394
    Growth Portfolio; 200,763 shares (cost $3,022,933)...............  3,113,839
    Short-Term Bond Portfolio; 31,499 shares (cost $315,844).........    314,045
    Worldwide Growth Portfolio; 710,001 shares (cost $13,144,346).... 13,802,417
  Lexington Emerging Markets Fund; 75,979 shares (cost $770,519).....    765,870
  Lexington Natural Resources Trust Fund; 93,062 shares
   (cost $1,231,130).................................................  1,329,850
  MFS Funds:
    Emerging Growth Series; 318,453 shares (cost $4,202,694).........  4,216,322
    Research Series; 189,599 shares (cost $2,423,276)................  2,489,437
    Total Return Series; 86,203 shares (cost $1,159,487).............  1,181,849
    Value Series; 4,208 shares (cost $44,704)........................     44,861
    World Government Series; 20,267 shares (cost $210,551)...........    214,428
  TCI Portfolios, Inc.:
    Balanced Fund; 49,532 shares (cost $363,463).....................    373,473
    Growth Fund; 44,936 shares (cost $471,345).......................    460,141
    International; 138,466 shares (cost $778,083)....................    825,259
                                                                    ------------
NET ASSETS (cost $205,026,903) .....................................$218,897,920
                                                                    ============

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1996
(unaudited and continued):


Reserves for annuity contracts in accumulation and payment period (Note 1):

  Aetna Variable Fund:
Annuity contracts in accumulation .........................   $ 3,829,309
  Aetna Income Shares:
Annuity contracts in accumulation .........................     1,003,244
  Aetna Variable Encore Fund:
Annuity contracts in accumulation .........................     8,379,376
  Aetna Investment Advisers Fund, Inc.:
Annuity contracts in accumulation .........................       702,615
  Aetna Ascent Variable Portfolio:
Annuity contracts in accumulation .........................     1,165,108
  Aetna Crossroads Variable Portfolio:
Annuity contracts in accumulation .........................        76,740
  Aetna Legacy Variable Portfolio:
Annuity contracts in accumulation .........................       100,364
  Aetna Variable Index Plus Portfolio:
Annuity contracts in accumulation .........................        32,321
  Alger American Funds:
    Balanced Portfolio:
Annuity contracts in accumulation .........................       507,815
    Growth Portfolio:
Annuity contracts in accumulation .........................     6,464,740
    Income and Growth Portfolio:
Annuity contracts in accumulation .........................       647,270
    Leveraged AllCap Portfolio:
Annuity contracts in accumulation .........................     2,012,567
    MidCap Portfolio:
Annuity contracts in accumulation .........................     4,102,199
    Small Capitalization Portfolio:
Annuity contracts in accumulation .........................     7,005,171
  Fidelity Investments Variable Insurance Products Fund:
    Equity-Income Portfolio:
Annuity contracts in accumulation .........................    11,855,352
    Growth Portfolio:
Annuity contracts in accumulation .........................     9,527,933
    High Income Portfolio:
Annuity contracts in accumulation .........................     2,737,458
    Overseas Portfolio:
Annuity contracts in accumulation .........................     1,321,928
  Fidelity Investments Variable Insurance Products Fund II:
    Asset Manager Portfolio:
Annuity contracts in accumulation .........................     1,216,766
    Contrafund Portfolio:
Annuity contracts in accumulation .........................     6,541,331
    Index 500 Portfolio:
Annuity contracts in accumulation .........................     4,888,997
    Investment Grade Bond Portfolio:
Annuity contracts in accumulation .........................       448,634
  Insurance Management Series:
    American Leaders Fund II:
Annuity contracts in accumulation .........................    58,037,362
    Growth Strategies Fund II:
Annuity contracts in accumulation .........................     9,800,678
    High Income Bond Fund II:
Annuity contracts in accumulation .........................    11,591,426
    International Equity Fund II:
Annuity contracts in accumulation .........................    11,335,329
    Prime Money Fund II:
Annuity contracts in accumulation .........................     3,507,665

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1996
(unaudited and continued):


U.S. Government Securities II:
Annuity contracts in accumulation ............................$  2,456,452
    Utility Fund II:
Annuity contracts in accumulation ............................  13,335,221
  Janus Aspen Series:
    Aggressive Growth Portfolio:
Annuity contracts in accumulation ............................   2,754,214
    Balanced Portfolio:
Annuity contracts in accumulation ............................   1,987,150
    Flexible Income Portfolio:
Annuity contracts in accumulation ............................     393,394
    Growth Portfolio:
Annuity contracts in accumulation ............................   3,113,839
    Short-Term Bond Portfolio:
Annuity contracts in accumulation ............................     314,045
    Worldwide Growth Portfolio:
Annuity contracts in accumulation ............................  13,802,417
  Lexington Emerging Markets Fund:
Annuity contracts in accumulation ............................     765,870
  Lexington Natural Resources Trust Fund......................
Annuity contracts in accumulation ............................   1,329,850
  MFS Funds:
    Emerging Growth Series:
Annuity contracts in accumulation ............................   4,216,322
    Research Series:
Annuity contracts in accumulation ............................   2,489,437
    Total Return Series:
Annuity contracts in accumulation ............................   1,181,849
    Value Series:
Annuity contracts in accumulation ............................      44,861
    World Government Series:
Annuity contracts in accumulation ............................     214,428
  TCI Portfolios, Inc.:
    Balanced Fund:
Annuity contracts in accumulation ............................     373,473
    Growth Fund:
Annuity contracts in accumulation ............................     460,141
    International:
Annuity contracts in accumulation ............................     825,259
                                                              ------------
                                                              $218,897,920
                                                              ============
See Notes to Financial Statements

Variable Annuity Account I

Statements of Operations and Changes in Net Assets

                                                     Year Ended December 31,
                                                  (unaudited)
                                                     1996                1995
                                                     ----                ----

INVESTMENT INCOME:
Income: (Notes 1 and 3)
   Dividends ...................................  $   3,142,826    $    344,085
Expenses: (Notes 2)
   Valuation Period Deductions .................     (1,469,442)       (129,615)
                                                  -------------    ------------
Net investment income ..........................      1,673,384         214,470
                                                  -------------    ------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain on sales of investments:
  (Notes 1 and 4)
  Proceeds from sales ..........................     30,774,009       1,768,297
  Cost of investments sold .....................     30,447,382       1,764,665
                                                  -------------    ------------
    Net realized gain ..........................        326,627           3,632
Net unrealized gain on investments:
  Beginning of year ............................      1,366,008               0
  End of year ..................................     13,871,018       1,366,008
                                                  -------------    ------------
    Net unrealized gain ........................     12,505,010       1,366,008
                                                  -------------    ------------
Net realized and unrealized gain on investments      12,831,637       1,369,640
                                                  -------------    ------------
Net increase in net assets resulting
  from operations ..............................     14,505,021       1,584,110
                                                  -------------    ------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ....    151,305,122      29,988,730
Sales and administrative charges
  deducted by the Company ......................              0         (98,694)
                                                  -------------    ------------
    Net variable annuity contract
      purchase payments ........................    151,305,122     29,890,036.
Transfers from the Company's fixed
  account options ..............................     21,839,958       2,369,036
Redemptions by contract holders ................     (2,630,806)       (100,005)
Other ..........................................        121,009          14,439
                                                  -------------    ------------
    Net increase in net assets from
      unit transactions ........................    170,635,283      32,173,506
                                                  -------------    ------------
Change in net assets ...........................    185,140,304      33,757,616
NET ASSETS:
Beginning of year ..............................     33,757,616               0
                                                  -------------    ------------
End of year ....................................  $ 218,897,920    $ 33,757,616
                                                  =============    ============

See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - December 31, 1996 (unaudited):

-----------------------------------------------------------------------------------------------------------
                                                                   Increase
                                           Value at    Value at   in Value of                     Reserves
                                          Beginning     End of   Accumulation                       End
                                           of Year       Year        Unit              Units      of Year
-----------------------------------------------------------------------------------------------------------
Aetna Variable Fund:
AICA I                                     $10.101     $12.769       26.41% (1)      299,882.4  $ 3,829,309
-----------------------------------------------------------------------------------------------------------
Aetna Income Shares:
AICA I                                     $10.260     $10.489       2.23%  (1)       95,644.3    1,003,244
-----------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:
AICA I                                     $10.151     $10.481        3.25% (2)      799,456.4    8,379,376
-----------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:
AICA I                                     $10.582     $11.781       11.33% (2)       59,639.3      702,615
-----------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:
AICA I                                     $11.003     $12.674       15.19% (7)       91,926.8    1,165,108
-----------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:
AICA I                                     $10.932     $12.123       10.89% (7)        6,330.1       76,740
-----------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:
AICA I                                     $10.601     $11.613        9.55% (5)        8,642.2      100,364
-----------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:
AICA I                                     $10.000     $10.919        9.19% (8)        2,960.1       32,321
-----------------------------------------------------------------------------------------------------------
Alger American Funds:
 Balanced Portfolio:
AICA I                                     $10.393     $10.713        3.08% (4)       47,400.6      507,815
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                      $9.790     $10.940       11.75%          590,911.4    6,464,740
-----------------------------------------------------------------------------------------------------------
 Income and Growth Portfolio:
AICA I                                     $10.048     $11.333       12.79% (3)       57,113.5      647,270
-----------------------------------------------------------------------------------------------------------
 Leveraged AllCap Portfolio:
AICA I                                     $10.349     $11.188        8.11% (4)      179,879.2    2,012,567
-----------------------------------------------------------------------------------------------------------
 MidCap Portfolio:
AICA I                                     $10.283     $10.667        3.73% (3)      384,586.3    4,102,199
-----------------------------------------------------------------------------------------------------------
 Small Capitalization Portfolio:
AICA I                                      $9.541      $9.800        2.72%          714,815.6    7,005,171
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
 Insurance Products Fund:
 Equity-Income Portfolio:
AICA I                                     $10.301     $11.855       15.09% (1)    1,000,050.3   11,855,352
-----------------------------------------------------------------------------------------------------------
 Growth Portfolio:
AICA I                                      $9.055     $10.940       20.82% (1)      870,922.1    9,527,933
-----------------------------------------------------------------------------------------------------------
 High Income Portfolio:
AICA I                                     $10.493     $11.410        8.74% (3)      239,917.2    2,737,458
-----------------------------------------------------------------------------------------------------------
 Overseas Portfolio:
AICA I                                     $10.304     $11.447       11.09% (3)      115,487.1    1,321,928
-----------------------------------------------------------------------------------------------------------
Fidelity Investments
 Variable Insurance Products Fund II:
 Asset Manager Portfolio:
AICA I                                     $10.539     $11.674       10.77% (4)      104,228.6    1,216,766
-----------------------------------------------------------------------------------------------------------
 Contrafund Portfolio:
AICA I                                     $10.273     $12.093       17.72% (3)      540,935.6    6,541,331
-----------------------------------------------------------------------------------------------------------
 Index 500 Portfolio:
AICA I                                     $10.828     $12.722       17.49% (3)      384,282.0    4,888,997
-----------------------------------------------------------------------------------------------------------
 Investment Grade Bond Portfolio:
AICA I                                     $10.021     $10.455        4.33% (3)       42,911.9      448,634
-----------------------------------------------------------------------------------------------------------
Federated Insurance Series:
 American Leaders Fund II:
AICA I                                     $11.378     $13.639       19.87%        4,255,332.8   58,037,362
-----------------------------------------------------------------------------------------------------------
 Growth Strategies Fund II:
AICA I                                     $10.277     $12.596       22.57%          778,060.1    9,800,678
-----------------------------------------------------------------------------------------------------------
 High Income Bond Fund II:
AICA I                                     $10.576     $11.920       12.71%          972,453.6   11,591,426
-----------------------------------------------------------------------------------------------------------
 International Equity Fund II:
AICA I                                     $10.229     $10.924        6.80%        1,037,619.3   11,335,329
-----------------------------------------------------------------------------------------------------------
 Prime Money Fund II:
AICA I                                     $10.180     $10.515        3.29%          333,599.8    3,507,665
-----------------------------------------------------------------------------------------------------------
 U.S. Government Securities II:
AICA I                                     $10.521     $10.809        2.74%          227,252.1    2,456,452
-----------------------------------------------------------------------------------------------------------
 Utility Fund II:
AICA I                                     $11.238     $12.361        9.99%        1,078,803.0   13,335,221
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series:
 Aggressive Growth Portfolio:
AICA I                                     $10.988     $11.376        3.53% (3)      242,113.2    2,754,214
-----------------------------------------------------------------------------------------------------------
 Balanced Portfolio:
AICA I                                     $10.836     $12.038       11.09% (3)      165,078.9    1,987,150
-----------------------------------------------------------------------------------------------------------
 Flexible Income Portfolio:
AICA I                                     $10.173     $11.136        9.47% (4)       35,325.6      393,394
-----------------------------------------------------------------------------------------------------------


Variable Annuity Account I

Condensed Financial Information -
December 31, 1996 (unaudited and continued):

-----------------------------------------------------------------------------------------------------------
                                                                   Increase
                                           Value at    Value at   in Value of                     Reserves
                                          Beginning     End of   Accumulation                       End
                                           of Year       Year        Unit              Units      of Year
-----------------------------------------------------------------------------------------------------------
Growth Portfolio:
AICA I                                     $11.002     $12.171       10.63% (3)      255,831.0    $3,113,839
------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio:
AICA I                                     $10.096     $10.417        3.18% (3)       30,148.1       314,045
------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
AICA I                                     $10.536     $13.393       27.12% (1)    1,030,570.1    13,802,417
------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                      $9.748     $10.328        5.95%           74,157.0       765,870
------------------------------------------------------------------------------------------------------------
Lexington Natural Resources
  Trust Fund:
AICA I                                     $11.444     $13.194       15.29% (4)      100,792.3     1,329,850
------------------------------------------------------------------------------------------------------------
MFS Funds:
 Emerging Growth Series:
AICA I                                     $10.000     $10.074        0.74% (6)      418,523.4     4,216,322
------------------------------------------------------------------------------------------------------------
Research Series:
AICA I                                     $10.000     $10.970        9.70% (6)      226,923.2     2,489,437
------------------------------------------------------------------------------------------------------------
 Total Return Series:
AICA I                                     $10.000     $10.894        8.94% (6)      108,481.5     1,181,849
------------------------------------------------------------------------------------------------------------
 Value Series:
AICA I                                     $10.000     $10.334        3.34% (9)        4,340.9        44,861
------------------------------------------------------------------------------------------------------------
 World Government Series:
AICA I                                     $10.000     $10.471        4.71% (6)       20,479.1       214,428
------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
 Balanced Fund:
AICA I                                     $10.239     $11.284       10.21% (5)       33,096.3       373,473
------------------------------------------------------------------------------------------------------------
 Growth Fund:
AICA I                                      $9.592      $9.183       (4.26%) (3)      50,110.4       460,141
------------------------------------------------------------------------------------------------------------
 International:
AICA I                                     $10.399     $11.574       11.30% (3)       71,305.4       825,259
------------------------------------------------------------------------------------------------------------

AICA I - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995.


Notes to Condensed Financial Information


(1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1996.

(2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1996.

(3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1996.

(4) - Reflects less than a full year of performance activity. Funds were first received in this option during April 1996.

(5) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1996.

(6) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during May 1996 when the fund became available under the option.

(7) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1996.

(8) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during September 1996 when the fund became available under the option.

(9) - Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during October 1996 when the fund became available under the option.

Variable Annuity Account I

Notes to Financial Statements - December 31, 1996 (unaudited):

1. Summary of Significant Accounting Policies

   Variable Annuity Account I ("Account") is a separate account established by Aetna Insurance Company of America ("Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The account commenced operations on June 28, 1995.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1996:

   Aetna Variable Fund                    Federated Insurance Series:
   Aetna Income Shares                    [bullet] American Leaders Fund II
   Aetna Variable Encore Fund             [bullet] Growth Strategies Fund II
   Aetna Investment Advisers Fund, Inc.   [bullet] High Income Bond Fund II
   Aetna Ascent Variable Portfolio        [bullet] International Equity Fund II
   Aetna Crossroads Variable Portfolio    [bullet] Prime Money Fund II
   Aetna Legacy Variable Portfolio        [bullet] U.S. Government Securities II
   Aetna Variable Index Plus Portfolio    [bullet] Utility Fund II
   Alger American Funds:                  Janus Aspen Series:
   [bullet] Balanced Portfolio            [bullet] Aggressive Growth Portfolio
   [bullet] Growth Portfolio              [bullet] Balanced Portfolio
   [bullet] Income and Growth Portfolio   [bullet] Flexible Income Portfolio
   [bullet] Leveraged AllCap Portfolio    [bullet] Growth Portfolio
   [bullet] MidCap Growth Portfolio       [bullet] Short-Term Bond Portfolio
   [bullet] Small Capitalization          [bullet] Worldwide Growth Portfolio
            Portfolio                     Lexington Funds:
   Fidelity Investments Variable          [bullet] Emerging Markets Fund
   Insurance Products Fund:               [bullet] Natural Resources Trust Fund
   [bullet] Equity-Income Portfolio       MFS Funds:
   [bullet] Growth Portfolio              [bullet] Emerging Growth Series
   [bullet] High Income Portfolio         [bullet] Research Series
   [bullet] Overseas Portfolio            [bullet] Total Return Series
   Fidelity Investments Variable          [bullet] Value Series
   Insurance Products Fund II:            [bullet] World Government Series
   [bullet] Asset Manager Portfolio       TCI Portfolios, Inc.:
   [bullet] Contrafund Portfolio          [bullet] Balanced Fund
   [bullet] Index 500 Portfolio           [bullet] Growth Fund
   [bullet] Investment Grade Bond         [bullet] International
            Portfolio

Variable Annuity Account I

Notes to Financial Statements - December 31, 1996 (unaudited and continued):

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. Annuity Reserves

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income and accumulated net realized gain on investments is included in net unrealized gain in the Statement of Operations.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1996 and December 31, 1995 aggregated $203,082,677 and $30,774,009; $34,156,273 and $1,768,297,
   respectively.

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of Aetna Life Insurance and Annuity Company)

                              Statements of Income
                                   (thousands)



                                                   9 Months Ended September 30,
                                                   ----------------------------
                                                      1996             1995
                                                   (unaudited)
                                                   -----------         ----

Revenue:
  Charges assessed against policyholders            $  757.6        $   35.2
  Net investment income                                673.5           536.7
  Net realized capital losses                          (17.1)              -
                                                    --------        --------
        Total revenue                                1,414.0           571.9

Benefits and expenses:
  Current and future benefits                          714.8               -
  Operating expenses                                 2,165.3           197.3
                                                    --------        --------
       Total benefits and expenses                   2,880.1           197.3

Income (loss) before income
   taxes (benefits)                                 (1,466.1)          374.6

Income taxes (benefits)                               (625.4)          131.3
                                                    --------        --------

Net income (loss)                                   $ (840.7)       $  243.3
                                                    ========        ========




See Condensed Notes to Financial Statements.


                                       (3)

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 Balance Sheets
                                   (thousands)



                                              September 30,    December 31,
Assets                                             1996            1995
                                                (unaudited)
                                              -------------    -------------

Investments:
  Debt securities, available for sale:
     (amortized cost: $8,063.1 and $7,953.0)     $  8,140.3      $  8,187.4
Cash and cash equivalents                          35,716.6         4,044.2
Accrued investment income                             182.3           112.6
Premiums due and other receivables                     13.3               -
Deferred policy acquisition costs                  15,724.0         2,066.4
Deferred tax asset                                  2,065.7           467.6
Income taxes receivable                               713.0               -
Other assets                                           13.0             0.8
Separate Accounts assets                          231,798.8        43,810.0
                                                 ----------      ----------

       Total assets                              $294,367.0      $ 58,689.0
                                                 ==========      ==========


Liabilities and Shareholder's Equity

Liabilities:
  Policyholders' funds left with the company     $ 43,734.9      $        -
  Due to parent and affiliates                            -           174.6
  Other liabilities                                 7,530.7         1,932.6
  Income taxes payable                                112.5           638.8
  Separate Accounts liabilities                   231,798.8        43,810.0
                                                 ----------      ----------
       Total liabilities                          283,176.9        46,556.0
                                                 ----------      ----------

Shareholder's equity:
  Common capital stock, par value $2,000 (1,275
   shares authorized, issued and outstanding)       2,550.0         2,550.0
  Paid-in capital                                   7,550.0         7,550.0
  Net unrealized capital gains                         50.2           152.4
  Retained earnings                                 1,039.9         1,880.6
                                                 ----------      ----------
    Total shareholder's equity                     11,190.1        12,133.0
                                                 ----------      ----------

      Total liabilities and shareholder's equity $294,367.0       $58,689.0
                                                 ==========      ==========




See Condensed Notes to Financial Statements.


                                       (4)

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of Aetna Life Insurance and Annuity Company)

                  Statements of Changes in Shareholder's Equity
                                   (thousands)

                                                  9 Months Ended September 30,
                                                  ----------------------------
                                                    1996            1995
                                                 (unaudited)
                                                  ----------        ----

Shareholder's equity, beginning of period       $  12,133.0     $  11,675.3

Net change in unrealized capital gains and losses    (102.2)          138.8

Net income (loss)                                    (840.7)          243.3
                                                -----------     -----------
Shareholder's equity, end of period             $  11,190.1     $  12,057.4
                                                ===========     ===========


See Condensed Notes to Financial Statements.


                                       (5)

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of Aetna Life Insurance and Annuity Company)

                            Statements of Cash Flows
                                   (thousands)


                                                                                9 Months Ended September 30,
                                                                                ----------------------------
                                                                                   1996            1995
                                                                                (unaudited)
                                                                                   ----            ----

Cash Flows from Operating Activities:
         Net income (loss)                                                     $   (840.7)     $    243.3
         Adjustments to reconcile net income (loss) to net cash (used for)
           provided by operating activities:
         Increase in accrued investment income                                      (69.7)          (33.8)
         Increase in premiums due and other receivables                             (13.3)              -
         Increase in deferred policy acquisition costs                          (13,657.6)       (1,537.2)
         Net change in amounts due to/from parent and affiliates                   (174.6)          117.7
         Net increase in other assets and liabilities                             5,568.8         1,327.7
         Net (decrease) increase in income taxes                                 (2,782.4)          101.2
         Net amortization of (discount) premium on debt securities                  (61.3)           19.7
         Net realized capital losses                                                 17.1               -
                                                                               ----------      ----------
               Net cash (used for) provided by operating activities             (12,013.7)          238.6
                                                                               ----------      ----------

Cash Flows from Investing Activities:
         Proceeds from sales of:
           Debt securities available for sale                                     2,410.0         3,000.0
           Short-term investments                                                       -           500.0
         Cost of investment purchases in:
           Debt securities available for sale                                    (2,458.8)       (3,939.2)
           Short-term investments                                                       -          (492.1)
                                                                               ----------      ----------
               Net cash used for investing activities                               (48.8)         (931.3)
                                                                               ----------      ----------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts                 43,734.9               -
                                                                               ----------      ----------
               Net cash provided by financing activities                         43,734.9               -
                                                                               ----------      ----------

Net increase (decrease) in cash and cash equivalents                             31,672.4          (692.7)
Cash and cash equivalents, beginning of period                                    4,044.2         4,732.7
                                                                               ----------      ----------

Cash and cash equivalents, end of period                                       $ 35,716.6      $  4,040.0
                                                                               ==========      ==========



Supplemental cash flow information:
    Income taxes paid, net                                                     $  2,232.0      $     30.0
                                                                               ==========      ==========



See Condensed Notes to Financial Statements.


                                       (6)

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of Aetna Life Insurance and Annuity Company)

               Condensed Notes to Financial Statements (unaudited)

 1. Basis of Presentation
    ---------------------

    Aetna Insurance Company of America (the "Company") is a stock life insurance company organized in 1990 under the insurance laws of Connecticut and is a wholly-owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly-owned subsidiary of Aetna Retirement Services, Inc., which is a wholly-owned subsidiary of Aetna Services, Inc. ("Aetna") (formerly Aetna Life and Casualty Company). Aetna is a wholly-owned subsidiary of Aetna Inc.

    The financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature.
    The accompanying condensed financial statements should be read in conjunction with the financial statements and related notes as presented in the Company's 1995 Annual Report on Form 10-K as filed with the Securities and Exchange Commission on March 29, 1996. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

 2. Accounting Changes
    ------------------

    Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996. This statement provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. Transactions covered by this statement would include securitizations, sales of partial interests in assets, repurchase agreements and securities lending. This statement requires that after a transfer of financial assets, an entity would recognize on the balance sheet any assets it controls and liabilities it has incurred. Similarly, an entity would remove assets or liabilities from its balance sheet when control of the assets has been surrendered or the liabilities satisfied.

    This statement is effective for 1997 financial statements and early adoption or retroactive application of this statement is not permitted. The Company does not expect the adoption of this statement will have a material effect on its financial position or results of operations.

                                       (7)

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of Aetna Life Insurance and Annuity Company)

               Condensed Notes to Financial Statements (unaudited)
                                   (Continued)

 3. Related Party Transactions
    --------------------------

    Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO, was named the subadviser of all of ALIAC's affiliated mutual funds and general account investments effective August 1, 1996 when ALIAC merged its investment management operations into those of Aeltus.

    The Company pays Aeltus a fee which, on an annual basis, is .06% of the average daily net assets under management. The amount of such fees for the three and nine months ended September 30, 1996 amounted to $10.2 thousand for both periods.

 4. Litigation
    ----------

    The Company may be involved in lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.



 5. Subsequent Event
    ----------------

    On October 23, 1996, the Company received a capital contribution of $20.0 million from ALIAC.


                                       (8)

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Condensed Financial Information

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account I:

                  -   Independent Auditors' Report

                  -   Statement of Assets and Liabilities as of December 31,
                      1995

                  - Statement of Operations for the period June 28, 1995 to December 31, 1995

                  - Statement of Changes in Net Assets for the period June 28, 1995 to December 31, 1995

                  -   Notes to Financial Statements

                  - Unaudited Statement of Assets and Liabilities as of December 31, 1996

                  - Unaudited Statement of Operations for the year ended December 31, 1996

                  - Unaudited Statement of Changes in net Assets for the years ended December 31, 1996 and 1995

                  -   Unaudited Notes to Financial Statements

                  Financial Statements of Depositor:

                  -   Independent Auditors' Report

                  - Statements of Income for the years ended December 31, 1995, 1994 and 1993

                  -   Balance Sheets for the years ended December 31, 1995 and
                      1994

                  - Statements of Changes in Shareholder's Equity for the years ended December 31, 1995, 1994 and 1993

                  - Statements of Cash Flows for the years ended December 31, 1995, 1994 and 1993

                  -   Notes to Financial Statements

                  - Unaudited Statements of Income for the nine-month periods ended September 30, 1996 and 1995

                  -   Unaudited Balance Sheets as of September 30, 1996

                  - Unaudited Statements of Changes in Shareholder's Equity for the nine-month period ended September 30, 1996 and 1995

                  - Unaudited Statements of Cash Flows for the nine-month period ended September 30, 1996 and 1995

                  -   Unaudited Condensed Notes to Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Insurance Company of America establishing Variable Annuity Account I(1)

         (2)      Not applicable

         (3.1)    Form of Selling Agreement(1)

         (3.2)    Form of Principal Underwriting Agreement(1)

         (4)      Form of Variable Annuity Contracts including endorsements:
                  (G-CDA-GP2, I-CDA-GP2, C-GP2QEND, GP2QEND, and GP2NHEND)(2)

         (5) Form of Application for Aetna Growth Plus Group Variable, Fixed or Combination Annuity Contract (Nonparticipating)(3)

         (6)      Certification of Incorporation and By-Laws of Depositor(1)

         (7)      Form of Reinsurance Agreement(3)

         (8) Form of Fund Participation Agreement between Insurance Management Series, Federated Advisors and Aetna Insurance Company of America(3)

         (9)      Opinion of Counsel(4)

         (10.1)   Consent of Independent Auditors

         (10.2)   Consent of Counsel

         (11)     Not applicable

         (12)     Not applicable

         (13)     Computation of Performance Data(5)

         (14)     Not applicable

         (15.1)   Powers of Attorney

         (15.2)   Authorization for Signatures(1)

         (27)     Financial Data Schedule

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed electronically on June 1, 1995.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-80750), as filed on June 23, 1994.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-80750), as filed electronically on August 15, 1995.

4. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1995, as filed electronically on February 29, 1996.

5. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-80750), as filed on April 27, 1995.

Item 25.    Directors and Officers of the Depositor

Name and Principal
Business Address*           Positions and Offices with Depositor
-----------------           --------------------------------------
Daniel P. Kearney           Director and President

Deborah Koltenuk            Director, Vice President and Treasurer, Corporate
                            Controller

Laura R. Estes              Director and Senior Vice President

James J. Mallozzi           Director and Vice President

Maria F. McKeon             Corporate Secretary and Counsel

Alastair G. Longley-Cook    Vice President and Corporate Actuary

     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by references to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on
August 2, 1996.

Item 27.      Number of Contract Owners

     As of December 31, 1996, there were 7,121 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations incorporated prior to January 1, 1997. These statutes provide in general that Connecticut corporations shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriters

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund and Aetna Variable Portfolios, Inc (all registered investment management companies under the 1940 Act). In addition, ALIAC also acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B, C and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act).

     (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*        Positions and Offices with Underwriter
-----------------        --------------------------------------

Daniel P. Kearney        Director and President

Timothy A. Holt          Director, Senior Vice President and
                         Chief Financial Officer

Christopher J. Burns     Director and Senior Vice President

Laura R. Estes           Director and Senior Vice President

Gail P. Johnson          Director and Vice President

John Y. Kim              Director and Senior Vice President

Shaun P. Mathews         Director and Vice President

Glen Salow               Director and Vice President

Creed R. Terry           Director and Vice President

Deborah Koltenuk         Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven     Vice President and Chief Compliance Officer

Name and Principal
Business Address*        Positions and Offices with Underwriter
-----------------        --------------------------------------

Kirk P. Wickman          Vice President, General Counsel and Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Not applicable

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it will rely upon and comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance, SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 7 to its Registration Statement on Form N-4 (File No. 33-80750) and has duly caused this Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-80750) to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 29th day of January, 1997.

      VARIABLE ANNUITY ACCOUNT I OF AETNA INSURANCE COMPANY OF AMERICA
                    (Registrant)

      By:  AETNA INSURANCE COMPANY OF AMERICA
           (Depositor)

      By   Daniel P. Kearney*
           -----------------------------------
           Daniel P. Kearney
            President

       As required by the Securities Act of 1933 this Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-80750) has been signed by the following persons in the capacities and on the dates indicated.

Signature               Title                                 Date

Daniel P. Kearney*      Director and President                  )
-----------------------                                         )
Daniel P. Kearney       (principal executive officer)           )
                                                                )
Deborah Koltenuk*       Director, Vice President and Treasurer, )
-----------------------                                         )
Deborah Koltenuk        Corporate Controller                    )   January
                                                                )   29, 1997
Laura R. Estes*         Director                                )
-----------------------                                         )
Laura R. Estes                                                  )
                                                                )
James J. Mallozzi*      Director                                )
-----------------------                                         )
James J. Mallozzi                                               )


By: /s/Julie E. Rockmore
   -------------------------------
      *Julie E. Rockmore
       Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT I
                                  EXHIBIT INDEX
Exhibit    Exhibit                                                   Page
No.

99-B.1     Resolution of the Board of Directors of Aetna Insurance     *
           Company of America establishing Variable Annuity
           Account I

99-B.3.1   Form of Selling Agreement                                   *


99-B.3.2   Form of Principal Underwriting Agreement                    *

99-B.4     Form of Variable Annuity Contracts including                *
           endorsements: (G-CDA-GP2, I-CDA-GP2-C-GP2QEND,
           GP2QEND and GP2NHEND)

99-B.5     Form of Application for Aetna Growth                        *
           Plus Group Variable, Fixed or Combination
           Annuity Contract (Nonparticipating)

99-B.6     Certification of Incorporation and By-Laws of               *
           Depositor

99-B.7     Form of Reinsurance Agreement                               *

99-B.8     Form of Fund Participation Agreement between                *
           Insurance Management Series, Federated Advisors and Aetna Insurance Company of America

99-B.9     Opinion of Counsel                                          *

99-B.10.1  Consent of Independent Auditors
                                                                 -----------

99-B.10.2  Consent of Counsel
                                                                 -----------

99-B.13    Computation of Performance Data                             *

99-B.15.1  Powers of Attorney
                                                                 -----------

99-B.15.2  Authorization for Signatures                                *

27         Financial Data Schedule
                                                                 -----------

*Incorporated by reference